ACQUISITION OF REVERA INC. (Narrative) (Details) - ReVera Inc. [Member] - USD ($) $ in Thousands		12 Months Ended
	Apr. 02, 2015	Dec. 31, 2015
Business Acquisition [Line Items]
Cash paid	$ 46,500
Noteholders paid	$ 2,475
Period with which if entity obtains new information about acquiree for retrospective adjustment of the relevant amounts that were recognized at the time of the acquisition	1 year
Acquisition-related expenses		$ 1,979